RISK MANAGEMENT (Details 20) $ in Millions, $ in Millions	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)
Disclosure Of Risk Management [Abstract]
Assets sensitivity 100 bps	$ 361,427	$ 39	$ 346,000	$ 38
Liabilities sensitivity 100 bps	185,477	36	180,714	30
Net interest income sensitivity 100 bps	$ 175,950	$ 3	$ 165,286	$ 8